PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Feb. 29, 2024	Feb. 28, 2023
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Accounts receivables	$ 52,739	$ 44,825
Prepaid VAT	31,784	13,769
Prepayments to suppliers	32,164	18,887
Loans to third-parties		12,163
Prepaid rental and related fees	2,854	3,059
Interest receivable	22,621	16,461
Other deposits	3,106	2,406
Staff advances	178	2,102
Receivables of withholding tax for employees related to share incentive plan	4,985	3,197
Others	9,067	8,617
Prepaid expenses and other current assets	$ 159,498	$ 125,486